STOCKHOLDERS’ EQUIT	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2022
STOCKHOLDERS’ EQUIT

Note 7 — Stockholders’ Equity

Common Stock — The Company is authorized to issue 50,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. In March 2022, the Sponsor surrendered 1,150,000 shares of common stock without any consideration and in April 2022, the Sponsor declared a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding. As a result of the underwriters’ full exercise of their over-allotment option on April 27, 2022, no Insider Shares are currently subject to forfeiture. As of December 31, 2022, there were 3,218,499 Insider Shares issued and outstanding.

Rights — Each holder of a right will receive one-tenth (1/10) of one share of common stock upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon conversion of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination, as the consideration related thereto has been included in the Unit purchase price paid for by investors in the IPO. If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of the common stock will receive in the transaction on an as-converted into common stock basis and each holder of a right will be required to affirmatively covert its rights in order to receive 1/10 share underlying each right (without paying additional consideration). The shares issuable upon conversion of the rights will be freely tradable (except to the extent held by affiliates of the Company).

If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of rights will not receive any of such funds with respect to their rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such rights, and the rights will expire worthless. Further, there are no contractual penalties for failure to deliver securities to the holders of the rights upon consummation of a Business Combination. Additionally, in no event will the Company be required to net cash settle the rights. Accordingly, holders of the rights might not receive the shares of common stock underlying the rights.

Public Warrants — Each redeemable Public Warrant entitles the holder thereof to purchase one share of common stock at a price of $11.50 per full share, and will become exercisable on the later of the completion of an initial Business Combination and 12 months from the closing of the IPO. However, no Public Warrants will be exercisable for cash unless the foregoing, if a registration statement covering the issuance of the common stock issuable upon exercise of the public warrants is not effective within 90 days from the closing of the Company’s initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when we shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act. If an exemption from registration is not available, holders will not be able to exercise their warrants on a cashless basis. The warrants will expire five years from the closing of the Company’s initial Business Combination at 5:00 p.m., New York City time or earlier upon redemption or liquidation.

In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of the Company’s initial Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the board of directors), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Company’s initial Business Combination, and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Price”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the Market Price, and the $16.50 per share redemption trigger price described below will be adjusted (to the nearest cent) to be equal to 165% of the Market Value.

Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per Public Warrant;

●	upon a minimum of 30 days’ prior written notice of redemption, which the Company refers to as the 30-day redemption period;

●	if, and only if, the last reported sale price of the Company’s common stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the to the warrant holders.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. In such event, each holder would pay the exercise price by surrendering the whole warrants for that number of shares of common stock equal to the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.

Except as described above, no warrants will be exercisable and the Company will not be obligated to issue common stock unless at the time a holder seeks to exercise such warrant, a prospectus relating to the common stock issuable upon exercise of the warrants is current and the common stock have been registered or qualified or deemed to be exempt under the securities laws of the state of residence of the holder of the warrants. Under the terms of the warrant agreement, the Company has agreed to use its best efforts to meet these conditions and to maintain a current prospectus relating to the common stock issuable upon exercise of the warrants until the expiration of the warrants. However, the Company cannot assure that it will be able to do so and, if the Company does not maintain a current prospectus relating to the common stock issuable upon exercise of the warrants, holders will be unable to exercise their warrants and the Company will not be required to settle any such warrant exercise. If the prospectus relating to the common stock issuable upon the exercise of the warrants is not current or if the common stock is not qualified or exempt from qualification in the jurisdictions in which the holders of the warrants reside, the Company will not be required to net cash settle or cash settle the warrant exercise, the warrants may have no value, the market for the warrants may be limited and the warrants may expire worthless.

Private Warrants — The private warrants have terms and provisions that are identical to those of the warrants being sold as part of the units in this offering except that the private warrants will be entitled to registration rights. The private warrants (including the common stock issuable upon exercise of the private warrants) will not be transferable, assignable or saleable until after the completion of our initial business combination except to permitted transferees.

Naturalshrimp Incorporated [Member]
STOCKHOLDERS’ EQUIT

NOTE 7 – STOCKHOLDERS’ EQUITY

Preferred Stock

As of December 31, 2022 and March 31, 2022, the Company had 200,000,000 shares of preferred stock authorized with a par value of $0.0001. Of this amount, 5,000,000 shares of Series A preferred stock are authorized and outstanding, 5,000 shares Series B preferred stock are authorized and no shares outstanding, 5,000 shares Series D preferred stock are authorized with no shares outstanding 10,000 shares Series E preferred stock are authorized and 1,670 and 2,840 outstanding, respectively, and 750,000 shares of Series F preferred stock are authorized with 750,000 outstanding, respectively.

Series E Preferred Stock

On June 16, 2022, one of the holders of our Series E Convertible Preferred Stock chose to exercise their right, pursuant to the Certificate of Designation relating to the Series E Convertible Preferred Stock, to receive the rights extended to the convertible noteholder, of 90% multiplied by the average of the two lowest volume weighted average price per share of the Common Stock during the ten (10) trading days immediately preceding the date of conversion. As the exercise of the conversion price adjustment was similar to a down round, and the Company has not yet adopted

ASU 2020-06, the accounting treatment of ASU 2017-11 was applied, whereby the adjustment was treated as a contingent beneficial conversion feature recognized as of the triggering date. As of June 16, 2022, this holder held 940 shares of the Series E preferred stock. The Company analyzed the conversion feature under ASC 470-20, “Debt with conversion and other options”, and based on the market price of the common stock of the Company as compared to the conversion price, determined there was a $99,000 beneficial conversion feature to recognize, which was fully amortized as there is no remaining redemption date to their Series E Preferred Stock. The additional rights of the convertible note which were applied include the 10% increase in the outstanding balance if an uplist to a national exchange was not consummated by the Company by March 1, 2022, for an increase of 130 Series E Preferred shares with a stated value of $156,000, as well as an exit fee of 15% to be recognized upon conversions of the Series E Preferred shares into shares of common stock.

During the nine months ended December 31, 2022, 1,300 shares of Series E Preferred Stock were converted into 14,458,127 shares of common stock.

During the three and nine months ended December 31, 2022, the amortization of the beneficial conversion feature of the Series E preferred stock was approximately $28,000 and $113,000, and the Series E beneficial conversion feature was fully amortized. The Company is accreting the carrying value, of the Series E Preferred Stock in temporary equity up to the redemption value over the period until its redemption. For the three and nine months ended December 31, 2022, approximately $198,000 and $755,000 was accreted, and $1,114,000 was fully amortized to date as of December 31, 2022.

On November 5, 2022, the Company entered a restructuring agreement with GHS, whereby the Series E Preferred Stock and the warrants outstanding (13,739,000 warrants of the warrants discussed below) as of the Closing date shall have their terms adjusted. The outstanding warrants shall be a) cancelled in exchange for a cash payment equal to the fair value of the warrants based on the Black Scholes model, with the exercise price to be adjusted to equal 80% of the average volume weighted average price of the Company common stock during the five trading day period immediately prior to the Closing Date (the “Adjusted Exercise Price”); or (b) as of the Effective Time, canceled and treated as if exercised for that number of shares of the Company’s common stock calculated using the Black Scholes model fair value, the number of Warrant Shares on the Closing Date and the Adjusted Exercise Price, with the shares of the Company’s common stock that would have been due to Holder as a result of such exercise of the Warrant treated as if issued to Holder and then converted into the right to receive (i) the Closing Per Share Merger Consideration (as defined in the Merger Agreement) plus (ii) the Additional Per Share Merger Consideration (as defined in the Merger Agreement), if any, at the time and subject to the contingencies set forth in the Merger Agreement. For the Series E Preferred Stock that shall be outstanding immediately prior to the Effective Time, they shall be canceled and treated as if converted into that number of shares of the Company’s common stock equal to (i) the stated value of $1,200 per share plus any unpaid dividends, multiplied by 1.25, divided by (ii) 80% of the average volume weighted average price of the Company’s common stock during the five trading day period immediately prior to the Closing Date. The shares of the Company’s common stock that would have been due to the holder as a result of the conversion of such shares of Series E Convertible Preferred Stock shall be treated as issued to holder and converted, as of the Effective Time, into the right to receive (y) the Closing Per Share Merger Consideration plus (z) the Additional Per Share Merger Consideration, if any, at the time and subject to the contingencies set forth in the Merger Agreement.

GHS Purchase Agreement

On November 4, 2022, the Company entered into a purchase agreement (the “GHS Purchase Agreement”) with GHS Investments LLC (“GHS”), an accredited investor, pursuant to which, the Company may require GHS to purchase a maximum of up to 64,000,000 shares of the Company’s common stock (“GHS Purchase Shares”) based on a total aggregate purchase price of up to $5,000,000 over a one-year term that ends on November 4, 2023. Notwithstanding the foregoing dollar limitations, the Company and GHS may, from time to time, mutually agree in writing to waive the aforementioned limitations for a relevant Purchase Notice, which waiver, shall not exceed the 4.99% beneficial ownership limitation contained in the GHS Purchase Agreement. The Company is to control the timing and amount of any sales of GHS Purchase Shares to GHS. The Company intends to use the net proceeds from this offering for working capital and general corporate purposes.

The “Purchase Price” means, with respect to a purchase made pursuant to the GHS Purchase Agreement, 90% of the lowest VWAP during the 10 consecutive business days immediately preceding, but not including, the applicable purchase date. The Company shall deliver a number of GHS Purchase Shares equal to 112.5% of the aggregate purchase amount for such GHS Purchase divided by the Purchase Price per share for such GHS Purchase.

If there are any default events, as set forth in the GHS Purchase Agreement, has occurred and is continuing, the Company shall not deliver to GHS any Purchase Notice.

Further, pursuant to the terms of the GHS Purchase Agreement, from November 4, 2022 until the date that is the later of (i) the closing of the transactions whereby Yotta Merger Sub, Inc. will merge with and into the Company, with the Company as the surviving company (the “Merger”); and (ii) the 12 month anniversary of the first delivery of GHS Purchase Shares, upon any issuance by the Company or any of its subsidiaries of Common Stock or Common Stock equivalents for cash consideration, indebtedness or a combination of units thereof (a “Subsequent Financing”), GHS shall have the right to participate in any financing, up to an amount of the Subsequent Financing equal to 100% of the Subsequent Financing (the “Participation Maximum”) on the same terms, conditions and price provided for in the Subsequent Financing. Following the Merger, the Participation Maximum shall be 50% of the Subsequent Financing.

In the three months ended December 31, 2022, the Company sold 17,175,675 shares of common stock at a net amount of approximately $1,378,000, at share prices ranging from $0.08 to $0.10. There were 11,306.351 additional shares of common stock sold after the period end (see Note 11).

Common Shares Issued to Consultant

On August 1, 2022, the Company issued 250,000 shares of common stock to a consultant per the terms of an agreement from June 2021, to be issued upon the approval of a patent.

On April 14, 2021, 500,000 shares of common stock were issued to a consultant per an agreement entered into on January 20, 2021 for advisory services for a two-year period. The shares had a fair value of $195,000, based on the market price of $0.39 on the grant date. A total of 62,500 common shares shall vest each quarter through October 1, 2022, at $24,275, with the it fully vested through December 31, 2022.

Common Stock Issued in Relation to Business Agreement

As of June 22, 2022, 250,000 common shares were issued in relation to a trial distribution agreement entered into with a consultant who was to introduce the Company to customers. Additionally, the consultant was also to assist the Company in the set-up of ancillary materials used or useful in the delivery of live shrimp, including installation of necessary equipment and facilities, logistical support, training of staff and packaging necessary for shipment of live shrimp. After the result of the trial period, the parties could have, but decided not to, negotiate and execute a long-term distribution agreement. The shares will be paid for by the Company withholding sufficient profits from the sale of the live shrimp to the customers introduced by the consultant.

Options and Warrants

The Company has not granted any options since inception.

All of the warrants issued have been recognized as a liability, as of the issuance of the convertible debenture on December 15, 2021, based on the fact it as it is not known if there will be sufficient authorized shares to be issued upon settlement, based on the conversion terms of the existing convertible debt.

The 18,573,116 warrants outstanding as of December 31, 2022, were revalued as of period end for a fair value of $892,000, with a decrease in the fair value of $3,031,000 recognized on the unaudited condensed consolidated statement of operations. The fair value was estimated using Black Scholes Model, with the following inputs: the price of the Company’s common stock of $0.079; a risk-free interest rate of 4.11% to 4.22%, the expected volatility of the Company’s common stock ranging from 125.3% to 145.6%; the estimated remaining term, a dividend rate of 0%,

NOTE 12 — STOCKHOLDERS’ EQUITY

Preferred Stock

As of March 31, 2022 and March 31, 2021, the Company had 200,000,000 shares of preferred stock authorized with a par value of $0.0001. Of this amount, 5,000,000 shares of Series A preferred stock are authorized and outstanding, 5,000 shares Series B preferred stock are authorized with 0 and 607 outstanding, respectively; 20,000 shares Series D preferred stock are authorized with 0 and 6,050 outstanding, respectively; 10,000 shares Series E preferred stock are authorized with 2,840 and 0 outstanding, respectively; and 750,000 shares Series F Redeemable Convertible Preferred stock are authorized with 750,000 and 0 shares outstanding, respectively.

Series B Preferred Stock

On September 5, 2019, the Board authorized the issuance of 5,000 preferred shares to be designated as Series B Preferred Stock. The Series B Preferred Stock have a par value of $0.0001, a stated value of $1,200 and no voting rights. The Series B Preferred Stock include 10% cumulative dividends, payable quarterly. Upon the dissolution, liquidation or winding up of the Company, the holders of Series B Preferred Stock shall be entitled to receive out of the assets of the Company an amount equal to the stated value, plus any accrued and unpaid dividends and any other fees or liquidated damages then due and owing for each share of Series B Preferred Stock before any payment or distribution shall be made to the holders of any Junior securities. The Series B Preferred Stock are redeemable at the Company’s option, at percentages ranging from 120% to 135% for the first 180 days, based on the passage of time. The Series B are also redeemable at the holder’s option, upon the occurrence of a triggering event which includes a change of control, bankruptcy, and the inability to deliver Series B Preferred Stock requested under conversion notices. The triggering redemption amount is at the greater of (i) 135% of the stated value or (ii) the product of the volume-weighted average price (“VWAP”) on the day proceeding the triggering event multiplied by the stated value divided by the conversion price. As the redemption feature at the holder’s option is contingent on a future triggering event, the Series B Preferred Stock is considered contingently redeemable, and as such the preferred shares are classified in equity until such time as a triggering event occurs, at which time they will be classified as mezzanine.

The Series B Preferred Stock is convertible, at the discounted market price which is defined as the lowest VWAP over last 20 days. The conversion price is adjustable based on several situations, including future dilutive issuances. As the Series B Preferred Stock does not have a redemption date and is perpetual preferred stock, it is considered to be an equity host instrument and as such the conversion feature is not required to be bifurcated as it is clearly and closely related to the equity host instrument.

Series B Preferred Equity Offering

On September 17, 2019, the Company entered into a Securities Purchase Agreement (“SPA”) with GHS Investments LLC, a Nevada limited liability company (“GHS”) for the purchase of up to 5,000 shares of Series B Preferred Stock at a stated value of $1,200 per share, or for a total net proceeds of $5,000,000 in the event the entire 5,000 shares of Series B Preferred Stock are purchased. During the year ended March 31, 2020, the Company issued 2,250 Series B Preferred Shares in various tranches of the SPA, totaling $2,250,000. The intrinsic value of the beneficial conversion option on several of the tranches was calculated at a total of $475,000, which was fully amortized upon issuance, as the Series B Preferred Stock is immediately convertible into common stock. During the year ended March 31, 2021 the Company received $3,250,000 for the issuance of 3,250 Series B Preferred Stock. The intrinsic value of the beneficial conversion option on several of the tranches was calculated at a total of $1,335,000, which was fully amortized upon issuance, as the Series B Preferred Stock is immediately convertible into common stock. During the year ended March 31, 2021, the Company converted 5,008 Series B Preferred Stock which includes 115 Series B Preferred Stock dividends-in-kind into 113,517,030 shares of the Company’s common stock. During the year ended March 31, 2022, the Company converted the remaining 607 Series B Preferred Stock plus 232 Series B Preferred Stock dividends-in-kind into 10,068,000 shares of the Company’s common stock.

Series D Preferred Stock

On December 16, 2020, the Board authorized the issuance of 20,000 preferred shares to be designated as Series D Preferred Stock. The Series D Preferred Stock have a par value of $0.0001, a stated value of $1,200 and will vote together with the common stock on an as-converted basis. In addition, as further described in the Series D Designation, as long as any of the shares of Series D Preferred Stock are outstanding, the Company will not take certain corporate actions without the affirmative vote at a meeting (or the written consent with or without a meeting) of the majority of the shares of Series D Preferred Stock then outstanding. Each holder of Series D Preferred Stock shall be entitled to receive, with respect to each share of Series D Preferred Stock then outstanding and held by such holder, dividends at the rate of twelve percent (12%) per annum (the “Preferred Dividends”). Dividends may be paid in cash or in shares of Preferred Stock at the discretion of the Company.

The Series D Preferred Stock are convertible into Common Stock at the election of the holder of the Series D Preferred Stock at any time following five days after a qualified offering (defined as an offering of common stock for an aggregate price of at least $10,000,000 resulting in the listing for trading of the Common Stock on the NYSE

American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market or the New York Stock Exchange) at a 35% discount to the offering price, or, if a qualified offering has not occurred, at a price of $0.10 per share, subject to adjustment based on several situations, including future dilutive issuances and a Fundamental Transaction.

The Series D Preferred Stock shall be redeemed by the Corporation on the date that is no later than one calendar year from the date of its issuance. The Series D Preferred Stock are also redeemable at the Company’s option, at percentages ranging from 115% to 125% for the first 180 days, based on the passage of time. The Company shall redeem the Series D Preferred Stock in cash upon a three business days prior notice to the holder or the holder may convert the Series D Preferred Stock within such three business days period prior to redemption. Additionally, the holder shall have the right to either redeem for cash or convert the Preferred Stock into Common Stock within three business days following the consummation of a qualified offering. The Series D Preferred Stock are also redeemable at the holder’s option, upon the occurrence of a triggering event which includes a change of control, bankruptcy, and the inability to deliver shares of common stock requested under conversion notices. The triggering redemption amount is 150% of the stated value.

Upon the dissolution, liquidation or winding up of the Company, whether voluntary or involuntary, the holders of Series D Preferred Stock shall be entitled to receive out of the assets of the Company an amount equal to the stated value, plus any accrued and unpaid dividends and any other fees or liquidated damages then due and owing for each share of Series D Preferred Stock before any payment or distribution shall be made to the holders of any Junior securities.

As the Series D Preferred Stock has a conditional redemption date, as it is convertible, it is classified in mezzanine and, it is considered to be a debt host instrument. The conversion price, unless and until there is a qualified offering, is a fixed price and as such the conversion feature is not required to be bifurcated and accounted for as a derivative liability. The Company will analyze the conversion feature under ASC 470-20, “Debt with conversion and other options”, at each issuance date and based on the market price of the common stock of the Company on the commitment date as compared to the conversion price, determine if there is a beneficial conversion feature to recognize.

The Series D Designation are subject to certain Registration Rights, whereby if the Corporation does not complete a market listing to the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market or the New York Stock Exchange (or any successors to any of the foregoing) within one hundred twenty (120) calendar days from the issuance of the Series D Preferred Stock, the Company will, within ten (10) calendar days, file a registration statement covering the shares of Common Stock underlying the Series D Preferred Shares. Additionally, the Company will include the shares of Common Stock underlying the Series D Preferred Shares in any registration statement which is being filed by the Corporation’s existing investment banker, provided, that said registration statement is not yet effective with the SEC and provided that the Company receives the prior written approval of said investment banker. There is no penalty provision associated with not registering the underlying shares of common stock.

Series D Preferred Equity Offering

On December 18, 2020, the Company entered into securities purchase agreements (the “Purchase Agreement”) with GHS Investments LLC, Platinum Point Capital LLC and BHP Capital NY (collectively, the “Purchaser”), whereby, at the closing, each Purchaser agreed to purchase from the Company, up to 5,000 shares of the Company’s Series D Preferred Stock, par value $0.0001 per share, at a purchase price of $1,000 per share of Series D Preferred Stock. The aggregate purchase price per Purchaser for the Series D Preferred Stock is $5,000,000. With a stated value of $6,000,000 for the purchased Series D Preferred Stock, there is a discount of $1,000,000 to be accreted over the period until the redemption of the Series D Preferred Stock. In connection with the sale of the Series D Preferred Stock, the Purchasers were granted 6,000,000 shares of the Company’s common stock, par value $0.0001 (the “Commitment Shares”), which have a fair value of $1,616,250 based on the market price of the common shares of $0.27 on the date of the Series D Preferred Stock purchase.

The Company analyzed the conversion feature under ASC 470-20, “Debt with conversion and other options”, and based on the market price of the common stock of the Company on the dates of funding as compared to the conversion price, determined there was a $8,471,000, capped at $5,000,000 based on the purchase price of the Series D PS, beneficial conversion feature to recognize, which will be amortized over the term of the note using the effective interest method.

On January 8 and 10, 2021, the Company entered into additional securities purchase agreements with the Purchaser, for 1,050 shares of Series D Preferred Stock, at an aggregate purchase price of $1,050,000. With a stated value of $1,250,000 for the purchased Series D Preferred Stock, there is a discount of $250,000 to be accreted over the period until the redemption of the Series D Preferred Stock.

The Company analyzed the conversion feature under ASC 470-20, “Debt with conversion and other options”, and based on the market price of the common stock of the Company on the dates of funding as compared to the conversion price, determined there was a $3,022,000, capped at $1,050,000 based on the purchase price of the Series D Preferred Stock, beneficial conversion feature to recognize, which will be amortized over the term of the note using the effective interest method.

As discussed below, the Series D Preferred Stock was fully redeemed on April 14, 2022, at which point the carrying value recognized included the remaining unamortized beneficial conversion feature and redemption feature. The amortization of the beneficial conversion feature recognized during the year ended March 31, 2021 amounted to approximately $1,721,000. The accretion of the redemption for the year ended March 31, 2021 was $302,500.

Series E Preferred Stock

On April 14, 2021, the Board authorized the issuance of 10,000 shares of the Company’s Series E Preferred Stock and has filed a Certificate of Designation (“COD”) of Preferences of the Series E Convertible Preferred Stock with the State of Nevada. The shares of Series E Preferred Stock have a stated value of $1,200 per share and are convertible into shares of common stock at the election of the holder of the Series E Preferred Stock at any time at a price of $0.35 per share, subject to adjustment (the “Conversion Price”). The Series E Preferred Stock is convertible into that number of shares of common stock determined by dividing the Series E Stated Value (plus any and all other amounts which may be owing in connection therewith) by the Conversion Price, subject to certain beneficial ownership limitations. Each holder of Series E Preferred Stock shall be entitled to receive, with respect to each share of Series E Preferred Stock then outstanding and held by such holder, dividends at the rate of twelve percent (12%) per annum, payable quarterly. Each share of Series E Preferred Stock shall be redeemed by the Company on the date that is no later than one calendar year from the date of its issuance. The Series E Preferred Stock are also redeemable at the Company’s option, at percentages ranging from 115% to 125% for the first 180 days, based on the passage of time. The holders of Series E Preferred Stock rank senior to the Common Stock and Common Stock Equivalents (as defined in the Series E Designation) with respect to payment of dividends and rights upon liquidation and will vote together with the holders of the Common Stock on an as-converted basis, subject to beneficial ownership limitations, on each matter submitted to a vote of holders of Common Stock (whether at a meeting of shareholders or by written consent). Based upon a subsequent financing, the holder has the option to exchange (in lieu of conversion), all or some of the shares of Series E Preferred Stock then held for any securities or units issued in a subsequent financing on a $1.00 for $1.00 basis. In the event of a Fundamental Transaction, the holder has the option to request that the Company or the successor entity shall purchase the Preferred Stock from the Holder on the date of such request by paying to the Holder cash in an amount equal to the Black Scholes value. Upon any triggering event as set forth in the COD, including a change in control or the Company shall fail to have available a sufficient number of authorized and unreserved shares of common stock to issue to such holder upon a conversion, each holder shall have the right, exercisable at the sole option of such holder, to require the Company to redeem all of the Series E Preferred Stock then held by such holder for a redemption price, in cash, equal to the Triggering Redemption Amount (150% of the Stated Value and all accrued but unpaid dividends and all liquidated damages, late fees and other costs), and increase the dividend rate on all of the outstanding Preferred Stock held by such Holder to 18% per annum thereafter. Upon any liquidation, dissolution or winding-up of the Company, the holders shall be entitled to receive out of the assets of the Company an amount equal to the stated value, plus any accrued and unpaid dividends and any other fees or liquidated damages then due and owing for each share of Preferred Stock, before any distribution or payment shall be made to the holders of any Junior Securities, and if the assets of the Corporation shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders shall be ratably distributed among the holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

On November 22, 2021, the Company entered into a securities purchase agreement (“SPA”) for 1,500 shares of the Company’s Series E Preferred Stock, at a price of $1,000 per share and (ii) a warrant to purchase up to 1,500,000 shares of the Company’s common stock, with an exercise price equal to $0.75, which expires in five years, for a purchase price of $1,500,000. The warrant has a fair value of $561,000, estimated using the Black Scholes Model, with the following inputs: the price of the Company’s common stock of $0.38; a risk-free interest rate of 1.33%, the expected volatility of the Company’s common stock of 209.9%; the estimated remaining term, a dividend rate of 0%. The Company also issued 267,429 warrants as placement agent fees, with a fair value of $101,000, estimated with the same assumptions. All of the warrants were classified as a liability, as it is not known if there will be sufficient authorized shares to be issued upon settlement, based on the conversion terms of the convertible debt. The Company analyzed the conversion feature under ASC 470-20, “Debt with conversion and other options”, and based on the market price of the common stock of the Company on the dates of funding as compared to the conversion price, determined there was a beneficial conversion feature of approximately $170.000 to recognize, which will be amortized over the term of the note using the effective interest method. The Company will accrete the carrying value, reflecting the discount of $300,000 between the stated value and purchase price and the fair value of the warrants issued of $662,000, of the Series E Preferred Stock in temporary equity up to the redemption value over the period until its redemption. For the year ended March 31, 2022, approximately $338,000 was accreted.

During the year ended March 31, 2022, 2,400 shares of Series E Preferred Stock were converted into 8,228,572 shares of common stock. As of March 31, 2022, there are 2,840 shares of Series E Preferred Stock outstanding.

Share Exchange Agreement and Redemption

On April 14, 2021, the Company, entered into a share exchange agreement (the “Exchange Agreement”) with a holder of the Series D Preferred Stock, whereby, at the closing of the Offering, the Holder agreed to exchange an aggregate of 3,600 shares of the Company’s Series D Preferred Stock, par value $0.0001 per share (the “Series D Preferred Stock”) into 3,739.63 shares of the Company’s Series E Convertible Preferred stock, par value $0.0001 (the “Series E Preferred Stock”). The exchange was completed on April 15, 2021. In accordance with ASC 260-10-S99-2, exchanges of preferred stock that are considered to be extinguishments are to be accounted for as a redemption. Therefore, the difference between the fair value of the Series E Preferred Stock transferred to the holder of the Series D Preferred Stock and the carrying amount of the Series D Preferred Stock immediately prior to the exchange, which was $3,258,189, was accounted for in a manner similar to a dividend.

In addition, in relation to the Offering, on April 15, 2021, the Company redeemed the remaining 2,450 of the Series D Preferred Stock for $3,513,504. In accordance with ASC 260-10-S99-2, the difference between the fair value of the consideration transferred to the holder of the Series D Preferred Stock and the carrying amount of the Series D Preferred Stock immediately prior to the redemption, which was $2,719,538, was accounted for in a manner similar to a dividend.

The Company analyzed the conversion feature of the Series E Preferred Stock issued on April 14, 2021, under ASC 470-20, “Debt with conversion and other options”, and based on the market price of the common stock of the Company on the dates of funding as compared to the conversion price, determined there was a beneficial conversion feature of approximately $3,270.000 to recognize, which will be amortized over the term of the note using the effective interest method. During the year ended March 31, 2022, the total Series E Preferred Stock BCF amortization, including the November 22, 2021, SPA, was $3,326,172.

Series F Preferred Stock

On February 22, 2022, the Board of Directors authorized Series F Preferred Stock and filed the Certificate of Designation with Nevada. The Series F Preferred Stock have a par value of $0.0001. The Series F Designation authorized the issuance of up to 750,000 shares of the Company’s Series F Convertible Preferred Stock. At any time after the three year anniversary of the issuance of the shares of Series F Preferred Stock (the “Issuance Date”), each individual holder shall have the right, at each individual holder’s sole option, to convert all of the shares of Series F Preferred Stock that such individual holds into shares of fully paid and nonassessable shares of common stock in an amount equal to 8% of the Company’s issued and outstanding shares of common stock. Each individual holder of Series F Preferred Stock may only convert all of their shares of Series F Preferred Stock in one transaction. On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company each holder of outstanding shares of Series F Preferred Stock will cast 1,000 votes per each share of Series F Preferred Stock held by such holder. The holders are not entitled to receive dividends, nor are they entitled to receive any distributions in the event of any liquidation, dissolution or winding down of the Company, either voluntarily or involuntarily. The Company determined that the conversion feature was not required to be bifurcated as the conversion provision was determined to be clearly and closely related to the Series F Preferred Stock host instrument.

In the case of any capital reorganization, any reclassification of the stock of the Company, or a Change in Control, the shares of Series F Preferred Stock shall, at the effective time of such reorganization, reclassification, or Change in Control, be automatically converted into the kind and number of shares of stock or other securities or property of the Company or of the entity resulting from such reorganization, reclassification, or Change in Control to which such holder would have been entitled if immediately prior to such reorganization, reclassification, or Change in Control it had converted its shares of Series F Preferred Stock into common stock.

On March 1, 2022, the Board of Directors of the Company issued 250,000 shares of Series F Preferred Stock to each of Gerald Easterling, William Delgado and Thomas Untermeyer in consideration for their past and future services as executive officers of the Company, for a total of 750,000 shares of Series F Preferred Stock. The fair value of the stock compensation has been recognized based on the estimated value of the instruments the Company would be obligated to provide to the holders upon conversion to common shares, which for all three holders of Series F Preferred Stock would reflect 24% of the fair value of the outstanding common shares as of the grant date of March 1, 2022. Based on the number of outstanding shares of common stock plus shares payable, of 738,687,135, and the market value of the common stock of $0.246 on that date, the total stock compensation was $43,612,000. In accordance with ASC 718, as the shares are fully vested on the grant date, as well as all services required to be provided have occurred, the stock compensation was immediately recognized.

Common Stock

For shares of common stock issued upon conversion of outstanding convertible debentures see Note 9.

Securities Purchase Agreement

On April 14, 2021, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an accredited investor (the “Purchaser”), for the offering (the “Offering”) of (i) $5,000,000 worth of common stock (“Shares”), par value $0.0001 per share, of the Company (“Common Stock”); at a per share purchase price of $0.55 per Share (ii) common stock purchase warrants (“Warrants”) to purchase up to an aggregate of 10,000,000 shares of Common Stock, which are exercisable for a period of five years after issuance at an initial exercise price of $0.75 per share, subject to certain adjustments, as provided in the Warrants; and (iii) 1,000,000 shares of Common Stock (the “Commitment Shares”). Pursuant to the Purchase Agreement, on April 15, 2021, the Company received net proceeds of $4,732,123 from the Purchaser.

Further, pursuant to the terms of the Purchase Agreement, from the date thereof until the date that is the twelve-month anniversary of the closing of the Offering, upon any issuance by the Company or any of its subsidiaries of Common Stock or Common Stock Equivalents for cash consideration, indebtedness or a combination of units thereof (a “Subsequent Financing”), each Purchaser shall have the right to participate in up to an amount of the Subsequent Financing equal to 100% of the Subsequent Financing on the same terms, conditions and price provided for in the Subsequent Financing.

Pursuant to the Purchase Agreement, on May 5, 2021, the Purchaser purchased an additional 15,454,456 shares of common stock at a per share purchase price of $0.55 per share (the “Second Closing”), for net proceeds of approximately $8,245,000.

Additionally, on May 20, 2021, the Purchaser purchased an additional 2,727,272 shares of common stock at a price per share of $0.55 per share (“Third Closing”), for net proceeds of approximately $1,455,000.

On November 22, 2021, in relation to the SPA with a different holder for 1,500 shares of the Company’s Series E Preferred Stock, GHS entered into a waiver, whereby they waived their right to participate in a subsequent filing. Additionally, the exercise price on the existing warrants to purchase 10,000,000 shares of common stock was reduced to $0.35, as well as the issuance of warrants to purchase 3,739,000 shares of common stock warrants, with an exercise price of $0.75. The modification on the change in the exercise price of the warrants was estimated on November 22, 2021, by comparison of the fair value of the warrants with the original exercise price to the fair value with the new exercise price, using Black Scholes Model, with the following inputs: the price of the Company’s common stock of $0.38; a risk-free interest rate of 1.33%, the expected volatility of the Company’s common stock of 209.9%; the estimated remaining term, a dividend rate of 0%, with a essentially no change in fair value. The newly issued warrants had a fair value of $1,373,000, which was estimated using the Black Scholes Model, with the same inputs, including the exercise price of $0.75. The warrants fair value has been recognized as a liability, based on the fact it as it is not known if there will be sufficient authorized shares to be issued upon settlement, based on the conversion terms of the existing convertible debt, with the April 12, 2021 warrants reclassed from equity to warrant liability, and the newly issued warrants liability recognized as financing costs.

GHS Purchase Agreement

On June 28, 2021, the Company entered into a securities purchase agreement with GHS (the “June GHS Purchase Agreement”) for the offering of up to (i) $3,000,000 worth of common stock of the Company at a per share purchase price of $0.40 and (ii) $11,000 worth of prefunded common stock purchase warrants to purchase an aggregate of up to 1,100,000 shares of common stock, which are exercisable upon issuance and shall not expire prior to exercise, and are subject to certain adjustments, as provided in the warrants. Pursuant to the June GHS Purchase Agreement, on June 28, 2021, GHS purchased 7,500,000 shares of common stock and 1,100,000 shares of common stock underlying the prefunded warrants, for an aggregate purchase price of $3,011,000, less offering expenses of $90,330, for net proceeds of $2,909,670.

Common Shares Issued to Consultants

During the three months ended December 31, 2021, three consultants were issued a total of approximately 430,000 shares of common stock, with a total fair value of approximately $158,000, based on the market price of $0.36 on the grant date.

On April 14, 2021, 500,000 shares of common stock were issued to a consultant per an agreement entered into on January 20, 2021 for advisory services for a two-year period. The shares had a fair value of $195,000, based on the market price of $0.39 on the grant date. 62,500 common shares shall vest each quarter through October 1, 2022, at $24,275, with $121,875 vested through March 31, 2022.

On May 24, 2021, the Company entered into an agreement with a consultant, with a three-month term, that shall automatically renew each three months unless one party terminates the agreement. The compensation shall be $12,500 in cash per month for the first six months and $15,000 per month thereafter. Also included in compensation are 200,000 shares of common stock, with a fair value of $99,600 based upon the market price of $0.50 upon the grant date. The shares of common stock will vest in quarterly installments, with 50,000 to vest immediately, and 50,000 each quarter at $24,900, and was fully vested by the year end March 31, 2022.

On August 24, 2020, the Company issued 1,500,000 shares of common stock to a consultant per an agreement entered into on June 25, 2020. The agreement has a six-month term, and therefore the fair value of $67,500, based on the market value of $0.045 on the grant date, will be recognized over the term of the agreement, with $67,500 expensed during the year ended March 31, 2021. On December 25, 2020, the Company renewed the agreement for an additional six months. As consideration for the agreement the Company issued 1,500,000 shares of common stock to the consultant. The agreement has a six-month term, and therefore the fair value of $616,500, based on the market value of $0.041 on the grant date, is recognized in Prepaid expense to be amortized over the six-month term. As of the year end March 31, 2021, $308,250 remained in Prepaid expense with $308,250 recognized in consulting expense for the year end March 31, 2021. The remaining $308,250 was expensed in the three months ended June 30, 2021.

On June 12, 2020, the Company issued 1,250,000 shares of common stock to a consultant, with the fair value of $61,250 based on the market price of $0.049 on the date issued and which was recognized as professional services upon grant.

Common Shares Issued to Employees

During the three months ended December 31, 2021, a number of new employees were issued a total of 175,000 shares of common stock as signing bonuses, with a total fair value of $68,300, based on the market price of $0.395 on the grant date.

Leak-Out Agreements

In connection with the issuance of a total of 13,861,386 shares of the Company’s common stock pursuant to the SPA (Note 8) and the Patents Agreement (Note 3) (the “Shares”), the Company and F&T, on May 19, 2021, entered into two separate leak-out agreements (the “Leak-Out Agreements”). Pursuant to the Leak-Out Agreements, F&T agreed that it would not sell or transfer the Shares for six months following the closing of the SPA and Patents Agreement and that, following these six months, each shareholder of F&T who was issued a portion of the Shares could sell up to one-sixth of their portion of the Shares every thirty-day period occurring thereafter for the next six months. Following the one-year anniversary of the closings, there will be no further restrictions regarding the sale or transfer of the Shares.